Income Taxes - Schedule of Provision (Benefit) for Income Taxes (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Income Taxes Disclosure [Line Items]
Current	₨ 16,316	$ 251	₨ 509,083	₨ 28,667
Deferred	(655,229)	(10,063)	383,250	299,078
Total	(252,882)	(3,884)	892,333	327,745
Income Taxes Provision (Benefit) [Member]
Income Taxes Disclosure [Line Items]
Deferred	₨ (269,198)	$ (4,134)	₨ 383,250	₨ 299,078